Share Capital and Other Components of Equity -Summary Of Earnings PerShare Basic And Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Earnings PerShare Basic And Diluted [Abstract]
Loss attributable to the Owners of the Company	$ (25,502,536)	$ (28,220,796)
Less: implied dividend on Preferred Shares	425,557	0
Adjusted Loss attributable to the Owners of the Company	$ (25,928,093)	$ (28,220,796)
Weighted average shares outstanding - basic	33,930,575	24,146,623
Weighted average shares outstanding - diluted	33,930,575	24,146,623
Loss per Share - Basic	$ (0.76)	$ (1.17)
Loss per Share - Diluted	$ (0.76)	$ (1.17)